Cash and cash equivalents (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash and bank deposits	R$ 20,085	R$ 7,536
Bank deposits in foreign currency	154	28,327
Cash equivalents	190,904	388,547
Cash and cash equivalents	R$ 211,143	R$ 424,410	R$ 48,900	R$ 12,301
Average interest rate for Bank Certificates of Deposit, as a percentage of Interbank Certificates of Deposit interest rate	90.40%	95.40%
Average CDI rate during the year	4.39%	2.76%